Income taxes - Schedule of Changes in Valuation Allowance (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Asset Valuation Allowance [Roll Forward]
Beginning balance	$ 167.9	$ 193.0
Change related to current foreign net operating losses	0.7	5.3
Change related to utilization of net operating loss carryforwards	(30.1)	(20.6)
Change related to generation/expiration of tax attributes	29.9	(4.5)
Change related to foreign currency	7.1	(4.6)
Change related to utilization of deferred interest expense	(26.3)	0.0
Change related to tax rate change	(31.6)	0.0
Change related to other items	(0.4)	(0.7)
Ending balance	$ 117.2	$ 167.9